Stock-based Compensation	6 Months Ended
Jun. 30, 2013
Equity [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
Stock-based Compensation
Under the terms of our 2011 Incentive Plan (Plan), the Board may grant awards to employees, officers, directors, consultants, agents, advisors and independent contractors. Awards may consist of stock options, stock appreciation rights, stock awards, restricted stock, stock units, performance awards or other stock or cash-based awards. Stock options are granted with an exercise price equal to the closing price of our stock on the date of grant, and generally have a ten-year term and vest over a period of 48 months with the first 25.0% cliff vesting 1 year from the grant date and monthly thereafter. As of June 30, 2013, there were 2,108,016 shares of unissued common stock authorized and available for future awards under the 2011 Plan.

(a)	Stock options:
A summary of our stock option activity is as follows:

	Outstanding Options
	Number of Shares	Weighted Average Exercise Price
Balance at January 1, 2013	3,627,467	$0.48
Options granted	755,000	0.27
Options exercised	—	—
Options cancelled/expired	(459,647)	0.73
Balance at June 30, 2013	3,922,820	$0.41
Exercisable, June 30, 2013	1,662,018	$0.57
Vested and expected to vest	3,808,753	$0.41

(b)	Restricted stock awards:
A summary of our restricted stock activity is as follows:

	Restricted Shares	Weighted-Average Grant Date Fair Value	Weighted-Average Contractual Life
Non-vested restricted stock at January 1, 2013	20,310	0.68	8.69 years
Granted	—	—
Vested	(20,310)	0.68
Cancelled/expired	—	—
Non-vested restricted stock at June 30, 2013	—	—	—

(c) Stock-based compensation expense:
Stock-based compensation expense is recognized using the straight-line attribution method over the requisite service period. We recognize compensation expense for only the portion of stock options or restricted stock that are expected to vest. Therefore, we apply estimated forfeiture rates that are derived from historical employee termination behavior. If the actual number of forfeitures differs from those estimated by management, additional adjustments to stock-based compensation expense may be required in future periods.
At June 30, 2013, we had unrecognized compensation expense related to stock options of $296,000 to be recognized over a weighted-average period of 1.3 years. At June 30, 2013, all prior awards of restricted stock had vested, and we had no unrecognized compensation expense related to non-vested restricted stock.
The following table summarizes the stock-based compensation expense (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Type of awards:
Stock options	$79	$42	$144	$129
Restricted stock	—	4	3	7
	$79	$46	$147	$136
Income statement account:
Promotion and selling	$21	$19	$32	$43
General and administrative	58	27	115	93
	$79	$46	$147	$136

We employ the following key weighted-average assumptions in determining the fair value of stock options, using the Black-Scholes option pricing model and the provisions of Staff Accounting Bulletin (SAB) 107 and 110, which allow the simplified method to estimate the expected term of “plain vanilla” options:

	Six Months Ended June 30,
	2013	2012
Expected dividend yield	—	—
Expected stock price volatility	107.6%	102.0%
Risk-free interest rate	1.0%	1.2%
Expected term (in years)	5.8 years	6.1 years
Weighted-average grant date fair-value	$0.22	$0.41

During the six months ended June 30, 2013, no modifications were made to outstanding stock options.
The aggregate intrinsic value of stock options outstanding at June 30, 2013 and 2012 was $756,300 and $0 and for options exercisable was $384,800 and $0, respectively. The intrinsic value of outstanding and exercisable stock options is calculated as the quoted market price of the stock at the balance sheet date less the exercise price of the option. There was no intrinsic value of options exercised or restricted stock vested during the three and six months ended June 30, 2013 and 2012.